Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets [Line Items]
Deductible temporary differences	$ 14,080	$ 13,306
Unused tax losses	37,984	29,876
Total	$ 52,064	$ 43,182